Short-term investments - Summary Of Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Investments [Abstract]
Structured notes	¥ 69,548	$ 10,914	¥ 36,197
Investment in fund	109,282	17,148	165,381
Total short-term investments	¥ 178,830	$ 28,062	¥ 201,578